Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LoCorr Investment Trust
Entity Central Index Key	0001506768
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Dynamic Opportunity Fund
Class Name	Class A
Trading Symbol	LEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$123	2.49%
[1]
Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.49%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 41,129,878
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 277,616
Investment Company Portfolio Turnover	857.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$41,129,878
Number of Holdings	54
Net Advisory Fee	$277,616
Portfolio Turnover	857%

Holdings [Text Block]

Top 10 Issuers	(%)
Wynn Resorts Ltd.	4.0%
Penn National Gaming, Inc.	3.9%
Abercrombie & Fitch Co.	3.9%
Jefferies Financial Group, Inc.	3.7%
Healthcare Realty Trust, Inc.	3.2%
Rocket Cos., Inc.	3.1%
Williams-Sonoma, Inc.	3.1%
Builders FirstSource, Inc.	3.0%
International Flavors & Fragrances, Inc.	3.0%
Evercore Partners, Inc.	2.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Dynamic Opportunity Fund
Class Name	Class C
Trading Symbol	LEQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$159	3.24%
[2]
Expenses Paid, Amount	$ 159
Expense Ratio, Percent	3.24%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 41,129,878
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 277,616
Investment Company Portfolio Turnover	857.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$41,129,878
Number of Holdings	54
Net Advisory Fee	$277,616
Portfolio Turnover	857%

Holdings [Text Block]

Top 10 Issuers	(%)
Wynn Resorts Ltd.	4.0%
Penn National Gaming, Inc.	3.9%
Abercrombie & Fitch Co.	3.9%
Jefferies Financial Group, Inc.	3.7%
Healthcare Realty Trust, Inc.	3.2%
Rocket Cos., Inc.	3.1%
Williams-Sonoma, Inc.	3.1%
Builders FirstSource, Inc.	3.0%
International Flavors & Fragrances, Inc.	3.0%
Evercore Partners, Inc.	2.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Dynamic Opportunity Fund
Class Name	Class I
Trading Symbol	LEQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$110	2.24%
[3]
Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.24%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 41,129,878
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 277,616
Investment Company Portfolio Turnover	857.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$41,129,878
Number of Holdings	54
Net Advisory Fee	$277,616
Portfolio Turnover	857%

Holdings [Text Block]

Top 10 Issuers	(%)
Wynn Resorts Ltd.	4.0%
Penn National Gaming, Inc.	3.9%
Abercrombie & Fitch Co.	3.9%
Jefferies Financial Group, Inc.	3.7%
Healthcare Realty Trust, Inc.	3.2%
Rocket Cos., Inc.	3.1%
Williams-Sonoma, Inc.	3.1%
Builders FirstSource, Inc.	3.0%
International Flavors & Fragrances, Inc.	3.0%
Evercore Partners, Inc.	2.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Hedged Core Fund
Class Name	Class A
Trading Symbol	LHEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Hedged Core Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$104	2.08%
[4]
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.08%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 235,787,341
Holdings Count | $ / shares	420
Advisory Fees Paid, Amount	$ 1,485,569
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$235,787,341
Number of Holdings	420
Net Advisory Fee	$1,485,569
Portfolio Turnover	53%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	23.7%
Galaxy Commodity-Polaris II Fund LLC	8.9%
Federal Home Loan Banks	3.7%
Federal Farm Credit Banks Funding Corp	3.5%
Fannie Mae Connecticut Avenue Securities	2.4%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.6%
Mars, Inc.	1.5%
Bank of America Corp.	1.0%
SREIT Trust	0.7%
Verizon Master Trust	0.7%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Hedged Core Fund
Class Name	Class I
Trading Symbol	LHEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Hedged Core Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$91	1.83%
[5]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.83%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 235,787,341
Holdings Count | $ / shares	420
Advisory Fees Paid, Amount	$ 1,485,569
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$235,787,341
Number of Holdings	420
Net Advisory Fee	$1,485,569
Portfolio Turnover	53%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	23.7%
Galaxy Commodity-Polaris II Fund LLC	8.9%
Federal Home Loan Banks	3.7%
Federal Farm Credit Banks Funding Corp	3.5%
Fannie Mae Connecticut Avenue Securities	2.4%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.6%
Mars, Inc.	1.5%
Bank of America Corp.	1.0%
SREIT Trust	0.7%
Verizon Master Trust	0.7%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Long/Short Commodities Strategy Fund
Class Name	Class A
Trading Symbol	LCSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$105	2.09%
[6]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.09%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 467,548,013
Holdings Count | $ / shares	167
Advisory Fees Paid, Amount	$ 3,722,109
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$467,548,013
Number of Holdings	167
Net Advisory Fee	$3,722,109
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	24.6%
Galaxy Commodity - Polaris Fund LLC	13.5%
LoCorr Commodities Index	4.4%
Fannie Mae Connecticut Avenue Securities	3.5%
Federal National Mortgage Association	2.9%
Federal Home Loan Banks	1.9%
Mars, Inc.	1.7%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.6%
Toyota Auto Receivables Owner Trust	1.2%
Bank of America Corp.	1.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Long/Short Commodities Strategy Fund
Class Name	Class C
Trading Symbol	LCSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$142	2.84%
[7]
Expenses Paid, Amount	$ 142
Expense Ratio, Percent	2.84%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 467,548,013
Holdings Count | $ / shares	167
Advisory Fees Paid, Amount	$ 3,722,109
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$467,548,013
Number of Holdings	167
Net Advisory Fee	$3,722,109
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	24.6%
Galaxy Commodity - Polaris Fund LLC	13.5%
LoCorr Commodities Index	4.4%
Fannie Mae Connecticut Avenue Securities	3.5%
Federal National Mortgage Association	2.9%
Federal Home Loan Banks	1.9%
Mars, Inc.	1.7%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.6%
Toyota Auto Receivables Owner Trust	1.2%
Bank of America Corp.	1.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Long/Short Commodities Strategy Fund
Class Name	Class I
Trading Symbol	LCSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$92	1.84%
[8]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.84%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 467,548,013
Holdings Count | $ / shares	167
Advisory Fees Paid, Amount	$ 3,722,109
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$467,548,013
Number of Holdings	167
Net Advisory Fee	$3,722,109
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	24.6%
Galaxy Commodity - Polaris Fund LLC	13.5%
LoCorr Commodities Index	4.4%
Fannie Mae Connecticut Avenue Securities	3.5%
Federal National Mortgage Association	2.9%
Federal Home Loan Banks	1.9%
Mars, Inc.	1.7%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.6%
Toyota Auto Receivables Owner Trust	1.2%
Bank of America Corp.	1.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Macro Strategies Fund
Class Name	Class A
Trading Symbol	LFMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$105	2.13%
[9]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.13%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 1,537,620,282
Holdings Count | $ / shares	500
Advisory Fees Paid, Amount	$ 12,940,941
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,537,620,282
Number of Holdings	500
Net Advisory Fee	$12,940,941
Portfolio Turnover	36%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	33.8%
Federal National Mortgage Association	3.8%
Fannie Mae Connecticut Avenue Securities	2.8%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.2%
Mars, Inc.	2.0%
Federal Farm Credit Banks Funding Corp.	1.9%
Bank of America Corp.	1.4%
Federal Home Loan Banks	1.1%
Ford Credit Auto Owner Trust	1.0%
JPMorgan Chase & Co.	0.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Macro Strategies Fund
Class Name	Class C
Trading Symbol	LFMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$142	2.88%
[10]
Expenses Paid, Amount	$ 142
Expense Ratio, Percent	2.88%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 1,537,620,282
Holdings Count | $ / shares	500
Advisory Fees Paid, Amount	$ 12,940,941
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,537,620,282
Number of Holdings	500
Net Advisory Fee	$12,940,941
Portfolio Turnover	36%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	33.8%
Federal National Mortgage Association	3.8%
Fannie Mae Connecticut Avenue Securities	2.8%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.2%
Mars, Inc.	2.0%
Federal Farm Credit Banks Funding Corp.	1.9%
Bank of America Corp.	1.4%
Federal Home Loan Banks	1.1%
Ford Credit Auto Owner Trust	1.0%
JPMorgan Chase & Co.	0.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Macro Strategies Fund
Class Name	Class I
Trading Symbol	LFMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$93	1.88%
[11]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.88%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 1,537,620,282
Holdings Count | $ / shares	500
Advisory Fees Paid, Amount	$ 12,940,941
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,537,620,282
Number of Holdings	500
Net Advisory Fee	$12,940,941
Portfolio Turnover	36%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	33.8%
Federal National Mortgage Association	3.8%
Fannie Mae Connecticut Avenue Securities	2.8%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.2%
Mars, Inc.	2.0%
Federal Farm Credit Banks Funding Corp.	1.9%
Bank of America Corp.	1.4%
Federal Home Loan Banks	1.1%
Ford Credit Auto Owner Trust	1.0%
JPMorgan Chase & Co.	0.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Market Trend Fund
Class Name	Class A
Trading Symbol	LOTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$98	2.05%
[12]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	2.05%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 273,204,823
Holdings Count | $ / shares	257
Advisory Fees Paid, Amount	$ 2,477,873
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$273,204,823
Number of Holdings	257
Net Advisory Fee	$2,477,873
Portfolio Turnover	49%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	28.8%
Fannie Mae Connecticut Avenue Securities	4.8%
Federal Home Loan Banks	3.5%
Mars, Inc.	1.9%
Ford Credit Auto Owner Trust	1.6%
Bank of America Corp.	1.3%
Federal National Mortgage Association	1.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.2%
Toyota Auto Receivables Owner Trust	1.1%
MVW Owner Trust	1.0%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Market Trend Fund
Class Name	Class C
Trading Symbol	LOTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$134	2.80%
[13]
Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.80%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 273,204,823
Holdings Count | $ / shares	257
Advisory Fees Paid, Amount	$ 2,477,873
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$273,204,823
Number of Holdings	257
Net Advisory Fee	$2,477,873
Portfolio Turnover	49%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	28.8%
Fannie Mae Connecticut Avenue Securities	4.8%
Federal Home Loan Banks	3.5%
Mars, Inc.	1.9%
Ford Credit Auto Owner Trust	1.6%
Bank of America Corp.	1.3%
Federal National Mortgage Association	1.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.2%
Toyota Auto Receivables Owner Trust	1.1%
MVW Owner Trust	1.0%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Market Trend Fund
Class Name	Class I
Trading Symbol	LOTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$86	1.80%
[14]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.80%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 273,204,823
Holdings Count | $ / shares	257
Advisory Fees Paid, Amount	$ 2,477,873
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$273,204,823
Number of Holdings	257
Net Advisory Fee	$2,477,873
Portfolio Turnover	49%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	28.8%
Fannie Mae Connecticut Avenue Securities	4.8%
Federal Home Loan Banks	3.5%
Mars, Inc.	1.9%
Ford Credit Auto Owner Trust	1.6%
Bank of America Corp.	1.3%
Federal National Mortgage Association	1.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.2%
Toyota Auto Receivables Owner Trust	1.1%
MVW Owner Trust	1.0%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Spectrum Income Fund
Class Name	Class A
Trading Symbol	LSPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$104	2.05%
[15]
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.05%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 72,144,052
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 459,450
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$72,144,052
Number of Holdings	75
Net Advisory Fee	$459,450
Portfolio Turnover	20%

Holdings [Text Block]

Top 10 Issuers	(%)
AGNC Investment Corp.	2.7%
Barrick Mining Corp.	2.6%
Hess Midstream LP	2.5%
Williams Cos., Inc.	2.2%
Iron Mountain, Inc.	2.2%
Cheniere Energy Partners LP	2.2%
Energy Transfer LP	2.2%
Digital Realty Trust, Inc.	2.1%
Blackstone Secured Lending Fund	2.1%
MPLX LP	2.0%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Spectrum Income Fund
Class Name	Class C
Trading Symbol	LSPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$142	2.80%
[16]
Expenses Paid, Amount	$ 142
Expense Ratio, Percent	2.80%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 72,144,052
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 459,450
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$72,144,052
Number of Holdings	75
Net Advisory Fee	$459,450
Portfolio Turnover	20%

Holdings [Text Block]

Top 10 Issuers	(%)
AGNC Investment Corp.	2.7%
Barrick Mining Corp.	2.6%
Hess Midstream LP	2.5%
Williams Cos., Inc.	2.2%
Iron Mountain, Inc.	2.2%
Cheniere Energy Partners LP	2.2%
Energy Transfer LP	2.2%
Digital Realty Trust, Inc.	2.1%
Blackstone Secured Lending Fund	2.1%
MPLX LP	2.0%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Spectrum Income Fund
Class Name	Class I
Trading Symbol	LSPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$91	1.80%
[17]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.80%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 72,144,052
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 459,450
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$72,144,052
Number of Holdings	75
Net Advisory Fee	$459,450
Portfolio Turnover	20%

Holdings [Text Block]

Top 10 Issuers	(%)
AGNC Investment Corp.	2.7%
Barrick Mining Corp.	2.6%
Hess Midstream LP	2.5%
Williams Cos., Inc.	2.2%
Iron Mountain, Inc.	2.2%
Cheniere Energy Partners LP	2.2%
Energy Transfer LP	2.2%
Digital Realty Trust, Inc.	2.1%
Blackstone Secured Lending Fund	2.1%
MPLX LP	2.0%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Strategic Allocation Fund
Class Name	Class A
Trading Symbol	LSAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Strategic Allocation Fund for the period of January 8, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$84	1.84%
[18]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.84%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 37,996,473
Holdings Count | $ / shares	647
Advisory Fees Paid, Amount	$ (124,124)
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$37,996,473
Number of Holdings	647
Net Advisory Fee	-$124,124
Portfolio Turnover	39%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corp.	3.6%
Microsoft Corp.	3.5%
Apple, Inc.	2.8%
Amazon.com, Inc.	2.0%
Alphabet, Inc.	1.7%
Meta Platforms, Inc.	1.5%
Broadcom, Inc.	1.2%
Berkshire Hathaway, Inc.	0.9%
Tesla Motors, Inc.	0.8%
JPMorgan Chase & Co.	0.8%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Strategic Allocation Fund
Class Name	Class I
Trading Symbol	LSAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Strategic Allocation Fund for the period of January 8, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$74	1.59%
[19]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.59%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 37,996,473
Holdings Count | $ / shares	647
Advisory Fees Paid, Amount	$ (124,124)
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$37,996,473
Number of Holdings	647
Net Advisory Fee	-$124,124
Portfolio Turnover	39%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corp.	3.6%
Microsoft Corp.	3.5%
Apple, Inc.	2.8%
Amazon.com, Inc.	2.0%
Alphabet, Inc.	1.7%
Meta Platforms, Inc.	1.5%
Broadcom, Inc.	1.2%
Berkshire Hathaway, Inc.	0.9%
Tesla Motors, Inc.	0.8%
JPMorgan Chase & Co.	0.8%

Updated Prospectus Web Address	https://locorrfunds.com/literature/

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